INCOME TAXES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income tax rate on PRC tax resident enterprises	25.00%
Unrecognized tax benefit	$ 17.9
Non-PRC [Member]
Income Taxes [Line Items]
Net tax operating losses	$ 137.2